Operating Context (Details)	Mar. 24, 2024	Mar. 14, 2024	Dec. 30, 2023	Dec. 31, 2025
J&F International B.V. [Member]
Operating Context [Line Items]
Percentage of beneficial holder			100.00%
Percentage of common shares issued			99.6153%
Percentage of common shares outstanding			99.6153%
PicS N.V [Member]
Operating Context [Line Items]
Percentage of beneficial holder		100.00%
Percentage of common shares issued		99.6153%
Percentage of common shares outstanding		99.6153%
Percentage of capital stock issued				87.83%
Percentage of capital stock outstanding				87.83%
JAB Capital SP Fund, Belami Capital SP Fund and AGR Capital SP Fund [Member]
Operating Context [Line Items]
Percentage of beneficial holder		100.00%
Percentage of common shares issued		0.3847%
Percentage of common shares outstanding	0.3847%